CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance costs	$ 15,036,616